September 8, 2023
VIA EDGARLINK
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Subj:	United of Omaha Separate Account C
1940 Act Registration Number: 811‑08190
1933 Act Registration Numbers: 033‑72546, 033‑89848, 333‑51051, 333‑54112 and 333‑97073
CIK: 0000915809
Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e‑2 under the Investment Company Act of 1940, as amended (the “Act”), United of Omaha Separate Account C, a unit investment trust registered under the Act, mailed to its contract owners the annual or semiannual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2‑1 under the Act.

The following annual or semiannual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
The Alger Portfolios	0000832566	August 29, 2023
Deutsche DWS Investments VIT Funds	0001006373	August 25, 2023
Deutsche DWS Variable Series I	0000764797	August 25, 2023
Deutsche DWS Variable Series II	0000810573	August 25, 2023
Federated Hermes Insurance Series	0000912577	August 22, 2023
MFS® Variable Insurance Trust	0000918571	August 21, 2023
MFS® Variable Insurance Trust II	0000719269	August 21, 2023
Morgan Stanley Variable Insurance Fund, Inc.	0001011378	August 31, 2023
Pioneer Variable Contracts Trust	0000930709	September 5, 2023
T. Rowe Price Equity Series, Inc.	0000918294	August 22, 2023
T. Rowe Price Fixed Income Series, Inc.	0000920467	August 22, 2023
T. Rowe Price International Series, Inc.	0000918292	August 22, 2023
Variable Insurance Products Fund	0000356494	August 22, 2023
Variable Insurance Products Fund II	0000831016	August 22, 2023
Variable Insurance Products Fund III	0000927384	August 22, 2023
Variable Insurance Products Fund V	0000823535	August 22, 2023

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

K. WES SUTER

K. Wes Suter
Associate General Counsel
and Assistant Secretary
United of Omaha Life Insurance Company